Taxes, fees and contributions payable	12 Months Ended
Dec. 31, 2023
Taxes Fees And Contributions Payable
Taxes, fees and contributions payable

22.	Taxes, fees and contributions payable

	2023	2022

Taxes, fees and contributions payable	3,058,718	2,291,267

Value-added tax on sales and services - ICMS	249,485	222,120
ANATEL’s taxes and fees(i)	2,563,784	1,798,967
Imposto sobre Serviço (Service tax) - ISS	67,765	65,664
PIS / COFINS	49,312	102,157
Other (ii)	128,372	102,359

Current portion	(3,048,115)	(2,277,727)
Non-current portion	10,603	13,540

(i)	In 2020, to minimize the impacts of the pandemic, Provisional Act 952, dated April 15, 2020, was enacted, authorizing the postponement of payment of taxes, such as TFF, Condecine and CFRP, in the amount of R$ 790 million, to August 31, 2020.

In the 2020 amounts, the Company made a partial payment in the amount of R$ 300 million referring to CFRP and Condecine, but due to a preliminary injunction in court, there was no need to pay the Fistel (TFF) in the amount of R$ 490 million, which remains outstanding until the final and unappealable decision.

In 2021 and 2022, there were partial payments related to CRFP and Condecine in the amount of R$ 300 million per annum and TFF payments remain suspended based on an injunction issued by the Regional Court of the 1st Region. The suspended amounts are as follows: R$ 480 million in 2021 and R$ 482 million and R$ 104 million in 2022, referring to TIM S.A. and Cozani, respectively.

Until December 31, 2022, there was the recognition of R$ 215.6 million in default interest on Fistel (TFF) amounts related to fiscal years 2020, 2021 and 2022 with suspended payment by preliminary injunction and R$ 52.6 million recorded in 2021 and R$ 163 million in 2022.

In 2023, the amount related to the principal of TFF is R$ 531 million and there was recognition of R$ 237 million in interest for late payment on the Fistel amounts (TFF) for the years 2020, 2021, 2022 and 2023, adjusted until December 31, 2023.

(ii)	The breakdown of this account mainly refers to the company's adhesion to the Tax Recovery Program – REFIS from 2009 for payment of installments of the outstanding debts of federal taxes (PIS – Social Integration Program, COFINS – Contribution to Social Security Financing, IRPJ – Corporate Income Tax and CSLL – Social Contribution on Net Profit), whose final maturity will be on October 31, 2024.